Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Doubtful Accounts

The allowance for doubtful accounts was comprised of the following activity:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$976	$1,734	$1,812
Charged to operating expenses	884	216	356
Amount written-off or used	(126)	(138)	(476)

Balance at end of period	$1,734	$1,812	$1,692

Reserve for Software Returns

The reserve for software returns was comprised of the following activity:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$715	$1,228	$2,067
Charged against revenue	2,107	2,990	1,313
Amount written-off or used	(1,594)	(2,151)	(2,198)

Balance at end of period	$1,228	$2,067	$1,182